Document and Entity Information Document	Jun. 01, 2026
Document and Entity Information [Abstract]
Entity Central Index Key	0000067215
Title of 12(b) Security	Common stock, par value $0.33 1/3 per share
Entity Registrant Name	DYCOM INDUSTRIES, INC.
Entity Incorporation, State or Country Code	FL
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Type	8-K
Document Period End Date	May 28, 2026
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Entity File Number	001-10613
Entity Tax Identification Number	59-1277135
Entity Address, Address Line One	300 Banyan Blvd., Suite 1101
Entity Address, City or Town	West Palm Beach,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
Trading Symbol	DY
Security Exchange Name	NYSE
Amendment Flag	false
City Area Code	(561)
Local Phone Number	627-7171